MARKETABLE SECURITIES - Marketable securities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Cost
Publicly traded equity securities, available for sale	$ 125,000	$ 125,000
Gross Unrealized Gains/(losses)
Publicly traded equity securities, available for sale
Gross Realized Gains/(losses)
Publicly traded equity securities, available for sale		(112,500)
Fair Value
Publicly traded equity securities, available for sale	$ 6,250	$ 12,500